UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: HealthCor Management, L.P.
Address: Carnegie Hall Tower
152 West 57th St., 47th Floor
New York, NY 10019

13 File Number: 28-11790

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name: Steven J. Musumeci
Title: Chief Operating Officer
Phone: 212-622-7884
Signature, Place and Date of Signing:

/s/ Steven J. Musumeci New York, NY May 15, 2008

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934
<PAGE>

FORM 13F SUMMARY PAGE

Report Summary:

Confidential information has been omitted from the public 13F form and has been filed separately with the SEC.

A request for confidential treatment has been submitted with the SEC.

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: 15293
x($1000)

<PAGE>
<TABLE> <C> <C>
FORM 13F INFORMATION
TABLE
VALUE SHARES/ SH/
PUT/ INVSTMT OTHER VOTING AUTHORITY
NAME OF ISSUER TITLE OF CLASS CUSIP x($1000) PRN AMT PRN
CALL DISCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- -------- ---
---- -------- --------- -------- -------- --------
D LIFE SCIENCES RESEAR CH INC CO COMMON STOCK 532169109 15293 546169 SH
SOLE 546169 0 0
S REPORT SUMMARY 1 DATA RECORDS 15293 0 OTHER
MANAGERS ON WHOSE BEHALF REPORT IS FILED
</TABLE>